Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Liquidity

The Company’s unaudited condensed consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

The Company incurred net loss of RMB22,163 (US$3,267) for the six months ended June 30, 2026. Net cash used in operating activities was RMB16,813 (US$2,478) for the six months ended June 30, 2026. As of June 30, 2026, the Company had cash and restricted cash of RMB31,886 (US$4,699) and working capital of RMB5,120 (US$755).

The Company has incurred losses since 2025, and has primarily funded its working capital needs through operations, bank loans, advance payments from customers, and contributions from shareholders. These conditions and events, considered in the aggregate, initially raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date these unaudited condensed consolidated financial statements are issued.

Management intends to maintain sufficient liquidity primarily through the renewal of its existing short-term bank loans. Management believes that the amount of available cash balance as of June 30, 2026 and forecasted net cash flows for a period of one year after the issuance of the unaudited condensed consolidated financial statements will be sufficient for the Company to satisfy its obligations and commitments when they become due. As a result, management believes its plans alleviate substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments relating to the carrying amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission.

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements mainly include, but are not limited to, allowance for credit losses, depreciable lives of property, plant and equipment and amortization lives of intangible asset, inventory valuation for excess and obsolete inventories, lower of cost and net realizable value of inventories, the valuation of derivative instruments, and the valuation allowance for deferred tax assets.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere in the unaudited condensed consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. On an ongoing basis, management evaluates its estimates based on information that is currently available. Changes in circumstances, facts and experience may cause the Company to revise its estimates. Changes in estimates are recorded in the period in which they become known. Actual results could materially differ from these estimates.

Foreign currency

The Company’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company and its subsidiaries which are incorporated in British Virgin Islands (“BVI”) and Hong Kong (“HK”) is United States dollars (“US$”). The functional currencies of the other subsidiaries are their respective local currencies. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters, (“ASC 830”).

Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the unaudited condensed consolidated statements of operations and comprehensive loss.

The financial statements of the Company’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income in the unaudited condensed consolidated statements of operations and comprehensive loss, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income in the unaudited condensed consolidated statements of shareholders’ equity if any.

Convenience translation

Translations of balances in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of operations and comprehensive loss and unaudited condensed consolidated statements of cash flows from RMB into US$ as of and for the six months ended June 30, 2026 are solely for the convenience of the reader and were calculated at the rate of US$1.00 to RMB6.7851, the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2026. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2026, or at any other rate.

Cash

Cash consists of cash on hand and cash in bank, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains cash with various financial institutions primarily in mainland China. The Company has not experienced any losses in bank accounts.

Restricted cash

Restricted cash primarily comprises a certificate of deposit (CD) subject to contractual penalties for early withdrawal prior to maturity.

Short-term investments

All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments. Short-term investments primarily consist of (i) investment in marketable securities and (ii) derivative assets arising from non-designated foreign exchange swap contracts and interest rate swap contracts. The Company classifies the investment in marketable securities as trading securities given the securities are purchased for the purpose of selling them in the near term. Changes in fair values of marketable securities and changes in fair values of derivative assets arisen from non-designated foreign exchange swap contracts and interest rate swap contracts are included in unrealized gains (losses) on marketable equity securities and derivative instruments in the unaudited condensed consolidated statements of operations and comprehensive loss.

Accounts receivable and allowance for credit losses

Accounts receivable are stated at the historical carrying amount net of allowance for expected credit losses.

The Company’s policy for estimating credit losses also applies to notes receivable and other receivables. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables. The Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends. The allowance for credit losses and corresponding receivables are written off when they are determined to be uncollectible.

Prepayments and other assets, net

Prepayments and other assets consisted of security deposit, prepaid advertising and promotion expenses, prepaid financial consulting expenses, technology transfer license fees, and others. Prepayments and other assets are reviewed periodically to determine whether their carrying value has become impaired.

Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Impairment charge recognized for the six months ended June 30, 2025 and 2026 was nil.

Fair value of financial instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Company considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 —	Other inputs that are directly or indirectly observable in the marketplace.

Level 3 —	Unobservable inputs which are supported by little or no market activity.

Financial assets and liabilities of the Company primarily consist of cash, restricted cash, short-term investments, notes receivable, accounts receivable, other receivable - a related party, other receivables, accounts payable, short-term loans, accrued expenses, and other liabilities excluding payroll and welfare payables. As of December 31, 2025 and June 30, 2026, except for short-term investments, the carrying values of these financial assets and liabilities approximate their fair values due to the short-term nature. The Company reports short-term investments at fair value at each balance sheet date and changes in fair value are reflected in the unaudited condensed consolidated statements of operations and comprehensive loss. The Company determined that the carrying value of the long-term loans approximated their fair value by comparing the stated loan interest rate to the rate charged by similar financial institutions.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

The following tables represent the fair value hierarchy of the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Investment in marketable equity security (i)	1,480	-	-	1,480
Derivative assets
Foreign currency swap contracts (ii)	-	27	-	27
Interest rate swap contracts (ii)	-	53	-	53
Total short-term investments	1,480	80	-	1,560

	As of June 30, 2026
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investment:
Investment in marketable equity security (i)	1,284	-	-	1,284
Total short-term investment	1,284	-	-	1,284

Derivative liabilities:
Foreign currency swap contracts (ii)	-	1,028	-	1,028
Interest rate swap contracts (ii)	-	22	-	22
Total derivative liabilities	-	1,050	-	1,050

(i)	Jilin Zhengye had investment in common shares of Jiangxi Zhengbang Technology Co., Ltd. (“Zhengbang”), which is a public company listed on Shanghai Stock Exchange. The investment in Zhengbang with readily determinable fair value is measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

(ii)	Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 28, 2024 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.047840 with the notional amount of RMB20,222; and (ii) exchange the monthly floating rate interest payment denominated in JPY for a fixed rate of 3.15% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts were terminated on November 24, 2025 and November 25, 2025, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss as unrealized gains (losses) on marketable equity securities and derivative instruments.

Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 7, 2025 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.046410 with the notional amount of RMB10,568; and (ii) exchange the monthly floating rate interest payment denominated in JPY (see Note 7) for a fixed rate of 2.89% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts will be terminated on November 5, 2026 and November 6, 2026, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss as unrealized gains (losses) on marketable equity securities and derivative instruments.

The fair values of the foreign currency swap contracts and cross currency interest rate swap contracts are the estimated amount that the Company would pay to sell or transfer the swap at the reporting date, taking into account current interest rates and the current credit worthiness of the swap counterparties, in addition to foreign exchange rates for the cross-currency swap agreement. The estimated amount is the present value of future cash flows, adjusted for credit risk. The Company transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction. It is possible that the amount recorded as a derivative asset or liability could vary by a material amount in the near term if there is volatility in the credit markets or if credit risk were to change significantly.

The fair value of the Company’s foreign currency forward contracts and cross-currency interest rate swap agreement at the end of each period is most significantly affected by the interest rate implied by the benchmark interest yield curve, including their relative steepness and the forward foreign exchange rates, respectively. Interest rates and foreign exchange rates have experienced significant volatility in recent years in both the short and long term. While the fair value of our swap agreements is typically more sensitive to changes in short-term rates, significant changes in the long-term benchmark interest, foreign exchange rates, and the credit risk of the counterparties or the Company also materially impact on the fair values of our swap agreements.

During the six months ended June 30, 2025 and 2026, there were no transfers between levels of the fair value hierarchy.

Revenue recognition

The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customer. To determine revenue recognition for contracts with customers, the Company performs the following five steps:

Step 1:	Identify the contract with the customer

Step 2:	Identify the performance obligations in the contract

Step 3:	Determine the transaction price

Step 4:	Allocate the transaction price to the performance obligations in the contract

Step 5:	Recognize revenue when the company satisfies a performance obligation

The Company manufactures and sells veterinary vaccines, with an emphasis on vaccines for livestock, to customers.

The Company enters into contract with its customers to provide veterinary vaccines, mainly vaccines for livestock. All of the Company’s contracts have a single performance obligation as the promise is to transfer the goods to customers, and there are no other separately identifiable promises in the contracts. The Company recognizes revenue when it transfers its goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company accounts for the revenue generated from sales of its products to its customers on a gross basis, because the Company is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers with the specified goods. The Company’s revenue is recognized at a point in time when the control has been transferred, usually when the customer accepts the goods.

The Company offers their distributors with sales rebate. According to the items in the contract, the Company pays certain sales rebate, in the form of products with equivalent value, to a distributor once the distributor purchases stipulated amount products from the Company. Sales rebate is considered as variable consideration. The Company estimates annual expected revenue of each individual distributor with reference to their historical results. The sales rebate reduces revenues recognized. At the end of each reporting period, the Company updates the estimated revenue to represent faithfully the circumstances present at the end of the reporting period.

Apart from the sales rebate, the Company’s products are sold with no right of return and the Company does not provide other credits or sales incentives to customers. Revenue is reported net of value added tax (“VAT”) collected on behalf of tax authorities in respect of product sales.

Disaggregation of Revenue

The Company disaggregates its revenue from contracts by product category and distribution channel. See Note 12 for information regarding revenue disaggregation.

Contract assets and liabilities

The Company did not have contract assets as of December 31, 2025 and June 30, 2026, respectively.

The Company’s contract liabilities primarily relate to unsatisfied performance obligations, such as sales rebate and payment received from customers before the Company’s products are delivered. Contract liabilities amounted to RMB3,485 and RMB4,752 (US$700) at the beginning of the year 2025 and 2026, respectively. Revenue included in the beginning balance of contract liabilities and recognized in the six months ended June 30, 2025 and 2026 amounted to RMB2,305 and RMB2,038 (US$300), respectively.

Cost of revenues

Costs of revenues consist primarily of materials costs, labor costs, shipping and handling expense, inspection costs, depreciation and amortization expenses and related costs, which are directly attributable to production. Write-down of inventories is also recorded in cost of sales, if any.

Shipping and handling costs incurred to transport goods to customers are expensed in the periods incurred and are included in cost of revenues. The Company accounts for shipping and handling expenses as fulfillment costs because shipping and handling activities occur before the customers obtain control of the goods. Shipping and handling expenses amounted to RMB2,060 and RMB1,654 (US$244) for the six months ended June 30, 2025 and 2026, respectively.

Sales and marketing expenses

Sales and marketing expenses consist primarily of travelling expenses, marketing conference expenses, advertising expenses and salaries and other compensation-related expenses for sales and marketing personnel. The Company expenses all advertising costs as incurred. Advertising costs amounted to RMB523 and RMB1,300 (US$192) for the six months ended June 30, 2025 and 2026, respectively.

Research and development expenses

Research and development costs are expensed as incurred. These costs primarily consist of production and procurement expenses related to research and development activities, technical expenses, payroll and related expenses for personnel engaged in research and development activities, depreciation and amortization of fixed assets which are used in research and development activities.

General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions and those not specifically dedicated to research and development activities, depreciation and amortization, which are not used in research and development activities, legal and other professional services fees, rental and other general corporate related expenses.

Government subsidy

Government subsidy represents cash subsidies received from the PRC government. Cash subsidies that have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized when received. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business.

Derivative instruments

Derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date, regardless of the purpose or intent for holding the derivative. The resulting derivative assets or liabilities are shown as a single line and are not net off against one another on the face of the balance sheet. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract qualifies for hedge accounting and has been designated as a hedging instrument. For derivative instruments that are not designated or that do not qualify as hedging instruments under ASC 815 – Derivatives and Hedging, the assets have been recognized as “derivative assets” included in the short-term investments and the liability has been recognized as “derivative liabilities” on the balance sheet and changes in the fair value of the derivative financial instruments are recognized in earnings (losses). Gains and losses from the Company’s non-designated foreign currency swap contracts and interest rate swap contracts are recorded in unrealized gains (losses) on marketable equity securities and derivative instruments in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss but do not impact the Company’s cash flows.

Value-added taxes

Revenue is recognized net of VAT. VAT is based on gross sales price. Prior to December 31, 2025, Jilin Zhengye and Beijing Zhengye were general VAT taxpayers that applied the simplified VAT calculation method, and their sales of goods were subject to VAT at a levy rate of 3%, with input VAT not creditable against output VAT. Effective January 1, 2026, Jilin Zhengye and Beijing Zhengye adopted the general VAT calculation method. Since then, their sales of goods have been subject to VAT at the statutory rate of 13%, and the input VAT paid on their purchases is creditable against their output VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities.

Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax, (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the unaudited condensed consolidated statements of operations and comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Noncontrolling interests

A noncontrolling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Among them, 15.2439% of the noncontrolling interests of Jilin Zhengye is held by Jilin Economic and Technological Development Zone Economic and Technological Development General Corporation, 0.9146% of the noncontrolling interests of Jilin Zhengye is held by Jilin Jinqiao Investment Co. Ltd., and 0.0001% of the noncontrolling interests of Jilin Zhengye is held by Yufen Liu. Additionally, Beijing Zhongnong Zhengye Biotechnology Co., Ltd. (“Beijing Zhengye”) is a subsidiary of Jilin Zhengye, in which Jilin Zhengye holds a 51% equity interests, with the remaining 49% noncontrolling interests held by Youjia Technology Consulting Services (Tianjin) Co., Ltd. Consolidated net loss on the unaudited condensed consolidated statements of operations and comprehensive loss includes the net loss attributable to noncontrolling interests when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Company’s unaudited condensed consolidated balance sheets.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share.” ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributable to the Company, divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later.

Comprehensive income

The Company applies ASC 220, Comprehensive Income (“ASC 220”), with respect to reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the six months ended June 30, 2025 and 2026, the Company’s comprehensive loss includes net loss and foreign currency translation adjustment.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset the accumulated loss.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical performance and the specific facts and circumstances of each matter.

Leases

The Company adopts Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842) to account its lease. ASC 842 requires that lessees recognize right-of-use (“ROU”) assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than twelve months. ASC 842 distinguishes leases as either a finance lease or an operating lease on the unaudited condensed consolidated balance sheets that affects how the leases are measured and presented in the statement of operations and statement of cash flows.

ROU assets represent the Company’s right to use underlying assets for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The ROU of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. The ROU assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the company. As a whole and hence, the Company has only one operating and reportable segment. We do not distinguish between markets or segments for the purpose of internal reporting. As our long-lived assets are substantially located in the PRC, no geographical segments are presented. The CODM assesses performance for the single segment and decides how to allocate resources based on consolidated net loss as reported in the unaudited condensed consolidated statements of operations and comprehensive loss. The significant segment expenses regularly provided to the CODM are cost of revenues, selling expenses, general and administrative expenses and research and development expenses, as presented in the unaudited condensed consolidated statements of operations and comprehensive loss. The measure of segment assets is total consolidated assets as reported in the unaudited condensed consolidated balance sheets.

Uncertainty and risks

Political, social and economic risks

The Company has substantial operations in China through its PRC subsidiaries. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to regional wars, geopolitical tensions, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could potentially and significantly disrupt the Company’s operations.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposure on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates and has not used any derivative financial instruments to manage the interest rate risk exposure during the periods presented, other than the cross-currency interest rate swap agreement described in Note 3.

Concentration risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash in bank and accounts receivable. The Company places its cash with financial institutions with high credit ratings and quality.

The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for expected credit losses primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers and suppliers

As of December 31, 2025, two clients accounted for 11.8% and 11.6% of the Company’s total accounts receivable, respectively. As of June 30, 2026, one client accounted for 19.6% of the Company’s total accounts receivable.

For the six months ended June 30, 2025, one client accounted for 20.0% of the Company’s total revenues. For the six months ended June 30, 2026, two clients accounted for 15.2% and 10.2% of the Company’s total revenues, respectively.

As of December 31, 2025, one vendor accounted for 10.2% of the Company’s total accounts payable. As of June 30, 2026, one vendor accounted for 12.9% of the Company’s total accounts payable.

For the six months ended June 30, 2025, three vendors accounted for 12.9%, 11.6% and 10.2% of the Company’s total purchases, respectively. For the six months ended June 30, 2026, two vendors accounted for 29.1% and 13.9% of the Company’s total purchases, respectively.

Recent accounting pronouncements

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation, and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that are no longer considered cost beneficial or relevant. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company will adopt the standard in its annual reporting for the fiscal year ended December 31, 2026. The adoption of the standard will result in expanded annual income tax disclosures, with no impact on the Company’s financial position or results of operations.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). The objective of ASU 2024-03 is to improve disclosures about a public entity’s expenses, primarily through additional disaggregation of income statement expenses. In January 2025, the FASB further clarified the effective date of ASU 2024-03 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted and may be applied either on a prospective or retrospective basis. The Company is currently evaluating the impact ASU 2024-03 will have on its financial statement disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is affected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company is currently evaluating the impact ASU 2025-03 will have on its financial statement disclosures.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently assessing the impact this standard will have on the Company’s unaudited condensed consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. ASU 2025-05 became effective for the Company on January 1, 2026. Accordingly, ASU 2025-05 did not have an impact on its unaudited condensed consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software to modernize the accounting for internal-use software costs, primarily by simplifying the requirements to capitalize software development costs. This update is effective beginning with the Company’s 2028 fiscal year annual reporting period, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its unaudited condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities to establish authoritative guidance on the accounting for government grants received by business entities. This update is effective beginning with the Company’s 2030 fiscal year annual reporting period, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its unaudited condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvement. ASU 2025-11 is intended to improve the navigability of required interim disclosures and clarify when that guidance is applicable, and also to provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027, and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its unaudited condensed financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements. ASU 2025-12 makes thirty-three incremental improvements to generally accepted accounting principles. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of ASU 2025-12 on its unaudited condensed financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s balance sheets, statements of income and statements of cash flow.